OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)            (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/11
*Funds included are: Invesco Mid-Cap Value Fund and Invesco Van Kampen Technology Fund.

Item 1. Reports to Stockholders.

Invesco Mid-Cap Value Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: MDFAX ▪ B: MDFBX ▪ C: MDFCX ▪ Y: MDFDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	30.69%

Class B Shares	30.75

Class C Shares	30.29

Class Y Shares	30.81

S&P 500 Index▼ (Broad Market Index)	27.73

Russell Midcap Value Index▼ (Style-Specific Index)	29.87

Lipper Mid-Cap Value Funds Index▼ (Peer Group Index)	31.08

▼Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (10/29/01)		6.87%

5	Years	4.56

1	Year	22.06

Class B Shares

Inception (10/29/01)		6.83%

5	Years	4.87

1	Year	24.15

Class C Shares

Inception (10/29/01)		6.73%

5	Years	4.94

1	Year	27.16

Class Y Shares

Inception (10/29/01)		7.77%

5	Years	5.99

1	Year	29.34
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A,

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (10/29/01)		6.21%

5	Years	4.07

1	Year	16.50

Class B Shares

Inception (10/29/01)		6.17%

5	Years	4.35

1	Year	18.04

Class C Shares

Inception (10/29/01)		6.09%

5	Years	4.46

1	Year	21.33

Class Y Shares

Inception (10/29/01)		7.12%

5	Years	5.50

1	Year	23.56
Class B, Class C and Class Y shares, respectively, of Invesco Mid-Cap Value Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Mid-Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.52%, 1.70%, 2.27% and 1.27%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2	Invesco Mid-Cap Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.

3	Invesco Mid-Cap Value Fund

Schedule of Investments(a)

February 28, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.57%
Aerospace & Defense–2.50%
Goodrich Corp.	35,779	$3,085,223

Alternative Carriers–2.03%
TW Telecom, Inc.(b)	134,413	2,500,082

Asset Management & Custody Banks–1.97%
Northern Trust Corp.	47,094	2,428,638

Auto Parts & Equipment–1.16%
Lear Corp.(b)	13,466	1,424,703

Computer Hardware–2.17%
Diebold, Inc.	76,127	2,676,625

Data Processing & Outsourced Services–2.55%
Fidelity National Information Services, Inc.	97,039	3,143,093

Diversified Banks–1.71%
Comerica, Inc.	54,224	2,109,314

Diversified Chemicals–1.04%
PPG Industries, Inc.	14,534	1,284,515

Electric Utilities–4.79%
Edison International	93,239	3,461,032

Great Plains Energy, Inc.	127,683	2,451,513

		5,912,545

Electronic Manufacturing Services–1.00%
Flextronics International Ltd. (Singapore)(b)	152,188	1,231,201

Food Distributors–1.75%
Sysco Corp.	77,822	2,162,673

Health Care Distributors–1.31%
Henry Schein, Inc.(b)	23,496	1,620,754

Health Care Equipment–0.62%
Teleflex, Inc.	13,148	767,712

Health Care Facilities–6.12%
Brookdale Senior Living, Inc.(b)	154,389	4,151,520

HealthSouth Corp.(b)	140,182	3,393,806

		7,545,326

Heavy Electrical Equipment–1.71%
Babcock & Wilcox Co.(b)	62,392	2,106,978

Home Furnishings–1.77%
Mohawk Industries, Inc.(b)	37,474	2,177,614

Household Appliances–1.36%
Whirlpool Corp.	20,317	1,676,152

Housewares & Specialties–3.15%
Newell Rubbermaid, Inc.	200,832	3,884,091

Industrial Machinery–3.61%
Snap-on, Inc.	77,442	4,447,494

Insurance Brokers–4.15%
Marsh & McLennan Cos., Inc.	85,924	2,615,527

Willis Group Holdings PLC (Ireland)	64,277	2,499,732

		5,115,259

Integrated Oil & Gas–1.08%
Murphy Oil Corp.	18,111	1,331,702

Investment Banking & Brokerage–2.35%
Charles Schwab Corp. (The)	152,669	2,896,131

Motorcycle Manufacturers–3.10%
Harley-Davidson, Inc.	93,551	3,818,752

Multi-Utilities–2.83%
CenterPoint Energy, Inc.	70,825	1,123,284

Wisconsin Energy Corp.	39,945	2,364,744

		3,488,028

Office Electronics–2.82%
Zebra Technologies Corp.–Class A(b)	93,166	3,476,955

Office Services & Supplies–3.24%
Avery Dennison Corp.	100,149	3,997,948

Oil & Gas Exploration & Production–2.22%
Pioneer Natural Resources Co.	26,799	2,742,610

Oil & Gas Storage & Transportation–6.63%
El Paso Corp.	241,746	4,496,476

Williams Cos., Inc. (The)(c)	121,072	3,675,746

		8,172,222

Packaged Foods & Meats–2.15%
ConAgra Foods, Inc.	114,696	2,656,359

Paper Packaging–2.08%
Sonoco Products Co.	70,945	2,559,696

Personal Products–1.61%
Avon Products, Inc.	71,400	1,985,634

Property & Casualty Insurance–2.08%
ACE Ltd. (Switzerland)	40,617	2,569,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Mid-Cap Value Fund

	Shares	Value

Regional Banks–5.17%
BB&T Corp.	77,031	$2,126,056

First Horizon National Corp.	103,508	1,190,342

Wintrust Financial Corp.	56,705	1,904,154

Zions Bancorp.	49,431	1,154,708

		6,375,260

Restaurants–2.39%
Darden Restaurants, Inc.	62,535	2,947,275

Retail REIT’s–1.59%
Weingarten Realty Investors	76,000	1,966,120

Soft Drinks–1.26%
Coca-Cola Enterprises, Inc.	59,134	1,555,224

Specialty Chemicals–4.84%
Valspar Corp. (The)	69,612	2,646,648

W.R. Grace & Co.(b)	87,444	3,326,370

		5,973,018

Trucking–0.66%
Swift Transportation Co.(b)	56,048	808,212

Total Common Stocks & Other Equity Interests (Cost $97,502,822)		116,620,163

Money Market Funds–5.27%
Liquid Assets Portfolio–Institutional Class(d)	3,248,786	3,248,786

Premier Portfolio–Institutional Class(d)	3,248,786	3,248,786

Total Money Market Funds (Cost $6,497,572)		6,497,572

TOTAL INVESTMENTS–99.84% (Cost $104,000,394)		123,117,735

OTHER ASSETS LESS LIABILITIES–0.16%		198,608

NET ASSETS–100.00%		$123,316,343

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	A portion of this security is subject to call options written. See Note 1I and Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of February 28, 2011

Financials	19.0%

Consumer Discretionary	12.9

Industrials	11.7

Energy	9.9

Information Technology	8.6

Health Care	8.1

Materials	8.0

Utilities	7.6

Consumer Staples	6.8

Telecommunication Services	2.0

Money Market Funds Plus Other Assets Less Liabilities	5.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Mid-Cap Value Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $97,502,822)	$116,620,163

Investments in affiliated money market funds, at value and cost	6,497,572

Total investments, at value (Cost $104,000,394)	123,117,735

Cash	129,811

Receivable for:
Investments sold	751,133

Fund shares sold	86,140

Dividends	246,205

Investment for trustee deferred compensation and retirement plans	1,221

Other assets	16,545

Total assets	124,348,790

Liabilities:
Payable for:
Investments purchased	153,424

Fund shares reacquired	399,718

Options written, at value (premiums received $75,948)	167,475

Accrued fees to affiliates	51,936

Accrued other operating expenses	258,180

Trustee deferred compensation and retirement plans	1,714

Total liabilities	1,032,447

Net assets applicable to shares outstanding	$123,316,343

Net assets consist of:
Shares of beneficial interest	$136,385,908

Undistributed net investment income	105,712

Undistributed net realized gain (loss)	(32,201,091)

Unrealized appreciation	19,025,814

$123,316,343

Net Assets:
Class A	$25,817,929

Class B	$6,528,290

Class C	$6,672,291

Class Y	$84,297,833

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,545,103

Class B	688,515

Class C	707,950

Class Y	8,165,513

Class A:
Net asset value per share	$10.14

Maximum offering price per share (Net asset value of $10.14 divided by 94.50%)	$10.73

Class B:
Net asset value and offering price per share	$9.48

Class C:
Net asset value and offering price per share	$9.42

Class Y:
Net asset value and offering price per share	$10.32

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Mid-Cap Value Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends	$974,810

Dividends from affiliated money market funds	3,891

Total investment income	978,701

Expenses:
Advisory fees	416,726

Administrative services fees	24,795

Custodian fees	4,896

Distribution fees:
Class A	28,335

Class B	9,407

Class C	28,515

Trustees’ and officers’ fees and benefits	9,434

Reports to shareholders	191,575

Other	28,084

Total expenses	741,767

Less: Fees waived	(4,619)

Net expenses	737,148

Net investment income	241,553

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	5,753,525

Net realized gain from options contracts written	26,533

5,780,058

Change in net unrealized appreciation (depreciation) of:
Investment securities	24,794,787

Option contracts written	(91,527)

24,703,260

Net realized and unrealized gain	30,483,318

Net increase in net assets resulting from operations	$30,724,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Mid-Cap Value Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	February 28,	August 31,
	2011	2010

Operations:
Net investment income	$241,553	$476,224

Net realized gain	5,780,058	13,988,408

Change in net unrealized appreciation (depreciation)	24,703,260	(1,058,503)

Net increase in net assets resulting from operations	30,724,871	13,406,129

Distributions to shareholders from net investment income:
Class A	(64,112)	(62,224)

Class B	(6,521)	—

Class Y	(406,074)	(463,825)

Total distributions from net investment income	(476,707)	(526,049)

Share transactions–net:
Class A	1,302,580	5,249,452

Class B	(1,132,085)	(10,559,700)

Class C	442,623	(469,581)

Class Y	(9,710,218)	(9,074,240)

Net increase (decrease) in net assets resulting from share transactions	(9,097,100)	(14,854,069)

Net increase (decrease) in net assets	21,151,064	(1,973,989)

Net assets:
Beginning of period	102,165,279	104,139,268

End of period (includes undistributed net investment income of $105,712 and $340,866, respectively)	$123,316,343	$102,165,279

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid-Cap Value Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Mid-Cap Value Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to provide above-average total return.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

8        Invesco Mid-Cap Value Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

9        Invesco Mid-Cap Value Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
J.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.72%

Over $1 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.64%, 2.39%, 2.39%, and 1.39%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees

10        Invesco Mid-Cap Value Fund

and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $4,619.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended February 28, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2011, IDI advised the Fund that IDI retained $6,162 in front-end sales commissions from the sale of Class A shares and $21, $998 and $123 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$123,117,735	$—	$—	$123,117,735

Options Written	$(167,475)	$—	$—	$(167,475)

11        Invesco Mid-Cap Value Fund

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Equity risk
Options written	$0	$(167,475)

Effect of Derivative Instruments for the six months ended February 28, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Options*

Realized Gain
Equity risk	$26,533

Change in Unrealized Appreciation (Depreciation)
Equity risk	$(91,527)

Total	$(64,994)

*	The average value of options outstanding during the period was $(37,348).

Open Options Written
						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
Calls	Month	Price	Contracts	Received	Value	(Depreciation)

Williams Companies	May 11	$28	550	$75,948	$(167,475)	$(91,527)

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	635	102,481

Closed	—	—

Exercised	—	00

Expired	(85)	(26,533)

End of period	550	$75,948

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $849 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

12        Invesco Mid-Cap Value Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$14,969,802

August 31, 2018	22,788,836

Total capital loss carryforward	$37,758,638

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $16,911,770 and $28,352,431, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,833,099

Aggregate unrealized (depreciation) of investment securities	(1,938,266)

Net unrealized appreciation of investment securities	$18,894,833

Cost of investments for tax purposes is $104,222,902.

13        Invesco Mid-Cap Value Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28,		August 31,
	2011(a)		2010
	Shares	Amount	Shares	Amount

Sold:
Class A	501,394	$4,645,936	1,112,643	$8,821,588

Class B	58,159	482,874	56,835	414,930

Class C	124,186	1,073,707	85,747	648,586

Class Y	271,425	2,555,014	1,268,267	10,244,945

Issued as reinvestment of dividends:
Class A	6,262	58,426	7,832	61,012

Class B	670	5,841	—	—

Class Y	37,243	353,432	58,066	459,884

Automatic conversion of Class B shares to Class A shares:
Class A	90,925	837,288	215,470	1,707,912

Class B	(97,455)	(837,288)	(231,425)	(1,707,912)

Reacquired:
Class A	(453,638)	(4,239,070)	(672,626)	(5,341,060)

Class B	(92,337)	(783,512)	(1,265,589)	(9,266,718)

Class C	(74,342)	(631,084)	(150,695)	(1,118,167)

Class Y	(1,333,992)	(12,618,664)	(2,446,770)	(19,779,069)

Net increase (decrease) in share activity	(961,500)	$(9,097,100)	(1,962,245)	$(14,854,069)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Value Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

14        Invesco Mid-Cap Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
													expenses		expenses
													to average		to average
			Net gains										net assets		net assets		Ratio of net
			(losses)										with fee		without		investment
	Net asset	Net	on securities		Dividends	Distributions							waivers		fee waivers		income		Rebate from
	value,	investment	(both	Total from	from net	from net				Net asset		Net assets,	and/or		and/or		(loss) to		Morgan
	beginning	income	realized and	investment	investment	realized		Total		value, end	Total	end of period	expenses		expenses		average		Stanley		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains		Distributions		of period	return(c)	(000’s omitted)	absorbed		absorbed		net assets		affiliate		turnover (h)

Class A
Six months ended 02/28/11	$7.78	$0.01	$2.38	$2.39	$(0.03)	$—		$(0.03)		$10.14	30.69%	$25,818	1.41	%(d)	1.42	%(d)	0.28	%(d)	—		15%
Year ended 08/31/10	6.94	0.03	0.84	0.87	(0.03)	—		(0.03)		7.78	12.55	18,668	1.55	(e)	1.55	(e)	0.30	(e)	0.00	(f)	49
Year ended 08/31/09	8.68	0.04	(1.71)	(1.67)	(0.07)	(0.00	)(b)	(0.07)		6.94	(19.01)	12,055	1.64	(e)	1.64	(e)	0.73	(e)	0.00	(f)	44
Year ended 08/31/08	12.67	0.04	(1.07)	(1.03)	(0.03)	(2.93)		(2.96)		8.68	(10.86)	15,841	1.36	(e)	1.36	(e)	0.34	(e)	0.00	(f)	45
Year ended 08/31/07	11.68	0.04	2.36	2.40	(0.02)	(1.39)		(1.41)		12.67	21.51	18,806	1.40	(e)	1.40	(e)	0.28	(e)	0.00	(f)	80
Year ended 08/31/06	12.46	0.03	1.25	1.28	—	(2.06)		(2.06)		11.68	11.30	14,634	1.39		1.39		0.23		—		52

Class B
Six months ended 02/28/11	7.25	0.01	2.23	2.24	(0.01)	—		(0.01)		9.48	30.85	6,528	1.45	(d)	1.46	(d)	0.24	(d)	—		15
Year ended 08/31/10	6.45	0.01	0.79	0.80	—	—		—		7.25	12.40	5,942	1.73	(e)	1.73	(e)	0.12	(e)	0.00	(f)	49
Year ended 08/31/09	8.03	0.00 (g)	(1.58)	(1.58)	—	(0.00	)(b)	(0.00	)(b)	6.45	(19.66)	14,578	2.39	(e)	2.39	(e)	(0.02	)(e)	0.00	(f)	44
Year ended 08/31/08	11.99	(0.04)	(0.99)	(1.03)	—	(2.93)		(2.93)		8.03	(11.46)	26,748	2.11	(e)	2.11	(e)	(0.41	)(e)	0.00	(f)	45
Year ended 08/31/07	11.18	(0.06)	2.26	2.20	—	(1.39)		(1.39)		11.99	20.48	42,122	2.16	(e)	2.16	(e)	(0.48	)(e)	0.00	(f)	80
Year ended 08/31/06	12.09	(0.06)	1.21	1.15	—	(2.06)		(2.06)		11.18	10.48	46,862	2.15		2.15		(0.53	)(e)	—		52

Class C
Six months ended 02/28/11	7.23	(0.02)	2.21	2.19	—	—		—		9.42	30.29	6,672	2.16	(d)	2.17	(d)	(0.47	)(d)	—		15
Year ended 08/31/10	6.48	(0.03)	0.78	0.75	—	—		—		7.23	11.57	4,760	2.30	(e)	2.30	(e)	(0.45	)(e)	0.00	(f)	49
Year ended 08/31/09	8.06	0.00 (g)	(1.58)	(1.58)	—	(0.00	)(b)	(0.00	)(b)	6.48	(19.59)	4,683	2.39	(e)	2.39	(e)	(0.02	)(e)	0.00	(f)	44
Year ended 08/31/08	12.02	(0.04)	(0.99)	(1.03)	—	(2.93)		(2.93)		8.06	(11.52)	6,243	2.10	(e)	2.10	(e)	(0.40	)(e)	0.00	(f)	45
Year ended 08/31/07	11.21	(0.06)	2.26	2.20	—	(1.39)		(1.39)		12.02	20.52	8,563	2.15	(e)	2.15	(e)	(0.47	)(e)	0.00	(f)	80
Year ended 08/31/06	12.11	(0.06)	1.22	1.16	—	(2.06)		(2.06)		11.21	10.56	8,061	2.13		2.13		(0.51)		—		52

Class Y
Six months ended 02/28/11	7.92	0.02	2.43	2.45	(0.05)	—		(0.05)		10.32	30.94	84,298	1.16	(d)	1.17	(d)	0.53	(d)	—		15
Year ended 08/31/10	7.06	0.04	0.87	0.91	(0.05)	—		(0.05)		7.92	12.83	72,796	1.30	(e)	1.30	(e)	0.55	(e)	0.00	(f)	49
Year ended 08/31/09	8.86	0.06	(1.76)	(1.70)	(0.10)	(0.00	)(b)	(0.10)		7.06	(18.87)	72,823	1.39	(e)	1.39	(e)	0.98	(e)	0.00	(f)	44
Year ended 08/31/08	12.87	0.06	(1.08)	(1.02)	(0.06)	(2.93)		(2.99)		8.86	(10.63)	158,857	1.11	(e)	1.11	(e)	0.59	(e)	0.00	(f)	45
Year ended 08/31/07	11.84	0.07	2.40	2.47	(0.05)	(1.39)		(1.44)		12.87	21.81	225,109	1.16	(e)	1.16	(e)	0.52	(e)	0.00	(f)	80
Year ended 08/31/06	12.58	0.06	1.26	1.32	—	(2.06)		(2.06)		11.84	11.54	214,631	1.15		1.15		0.47		—		52

(a)	Calculated using average shares outstanding.
(b)	Includes a long-term capital gain distribution of less than $0.005.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $22,856, $6,501, $5,750 and $81,609 for Class A, Class B, Class C, and Class Y shares, respectively.
(e)	The ratios reflect the rebate of certain Portfolio expenses in connection with investments in an affiliated during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(f)	Amount is less than 0.005%.
(g)	Amount is less than $0.005
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

15        Invesco Mid-Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,306.90	$8.06	$1,017.80	$7.05	1.41%

B	1,000.00	1,307.50	8.30	1,017.60	7.25	1.45

C	1,000.00	1,302.90	12.33	1,014.08	10.79	2.16

Y	1,000.00	1,308.10	6.64	1,019.04	5.81	1.16

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Mid-Cap Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-MCV-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Technology Fund
Semiannual Report to Shareholders ▪ February 28, 2011
Nasdaq:
A: VTFAX ▪ B: VTFBX ▪ C: VTFCX ▪ Y: VTFIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/10 to 2/28/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	43.53%

Class B Shares	42.97

Class C Shares	42.97

Class Y Shares	43.67

S&P 500 Index▼ (Broad Market Index)	27.73

BofA Merrill Lynch 100 Technology Index▼ (Style-Specific Index)	35.84

NYSE Arca Tech 100 Index (price-only)▼ (Former Style-Specific Index)	33.28

Lipper Science & Technology Funds Index▼ (Peer Group Index)	35.17

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group market measures.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The BofA Merrill Lynch 100 Technology Index is a price-only equal-dollar weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.
     The NYSE Arca Tech 100 Index (price-only) is a price-weighted index composed of common stocks and ADRs of technology-related companies listed on U.S. exchanges.
     The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Technology Fund

Average Annual Total Returns
As of 2/28/11, including maximum applicable
sales charges

Class A Shares

Inception (7/26/99)		-5.09%

10	Years	-4.77

5	Years	0.53

1	Year	14.48

Class B Shares

Inception (7/26/99)		-5.14%

10	Years	-4.79

5	Years	0.54

1	Year	15.50

Class C Shares

Inception (7/26/99)		-5.34%

10	Years	-4.94

5	Years	0.93

1	Year	19.50

Class Y Shares

Inception (10/15/09)		16.05%

1	Year	20.88
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Technology Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Technology Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (7/26/99)		-5.91%

10	Years	-10.52

5	Years	-0.63

1	Year	0.96

Class B Shares

Inception (7/26/99)		-5.96%

10	Years	-10.56

5	Years	-0.61

1	Year	1.14

Class C Shares

Inception (7/26/99)		-6.15%

10	Years	-10.67

5	Years	-0.21

1	Year	5.14

Class Y Shares

Inception (10/15/09)		9.87%

1	Year	6.87
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.95%, 2.70%, 2.70% and 1.70%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 2.25%, 3.00%, 3.00% and 2.00%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year.
The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

3 Invesco Van Kampen Technology Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
      Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.
4 Invesco Van Kampen Technology Fund

Schedule of Investments

February 28, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks–98.6%
Application Software–7.4%
Autodesk, Inc.(a)	47,449	$1,995,231

Citrix Systems, Inc.(a)	34,483	2,419,327

NICE Systems Ltd.–ADR (Israel)(a)	46,554	1,612,863

Quest Software, Inc.(a)	54,923	1,471,387

TIBCO Software, Inc.(a)	86,558	2,131,058

		9,629,866

Communications Equipment–14.1%
Acme Packet, Inc.(a)	26,505	1,994,236

Ciena Corp.(a)	96,134	2,650,414

Finisar Corp.(a)	52,024	2,134,025

JDS Uniphase Corp.(a)	105,908	2,612,750

Juniper Networks, Inc.(a)	29,168	1,283,392

Plantronics, Inc.	27,372	955,009

Polycom, Inc.(a)	27,116	1,296,145

QUALCOMM, Inc.	74,820	4,457,776

Sonus Networks, Inc.(a)	160,112	485,139

Sycamore Networks, Inc.	17,564	374,992

		18,243,878

Computer Hardware–7.4%
Apple, Inc.(a)	24,071	8,502,118

Hewlett-Packard Co.	23,821	1,039,310

		9,541,428

Computer Storage & Peripherals–7.6%
EMC Corp.(a)	136,416	3,711,879

NetApp, Inc.(a)	15,323	791,586

SanDisk Corp.(a)	76,208	3,779,917

Seagate Technology PLC (Ireland)(a)	40,060	508,762

STEC, Inc.(a)(b)	27,327	558,291

Western Digital Corp.(a)	17,802	544,385

		9,894,820

Data Processing & Outsourced Services–6.0%
Alliance Data Systems Corp.(a)(b)	16,863	1,327,792

MasterCard, Inc., Class A	16,200	3,897,072

Visa, Inc., Class A	7,758	566,722

Wright Express Corp.(a)	37,844	1,930,044

		7,721,630

Electronic Components–1.2%
Corning, Inc.	67,761	1,562,569

Electronic Manufacturing Services–5.3%
Flextronics International Ltd. (Singapore)(a)	310,154	2,509,146

Jabil Circuit, Inc.	39,575	848,092

Tyco Electronics Ltd. (Switzerland)	96,741	3,486,546

		6,843,784

Fertilizers & Agricultural Chemicals–1.2%
Monsanto Co.	20,738	1,490,855

Internet Retail–2.5%
Amazon.com, Inc.(a)	10,151	1,759,067

NetFlix, Inc.(a)	7,453	1,540,311

		3,299,378

Internet Software & Services–4.7%
Google, Inc., Class A(a)	7,421	4,552,041

Velti PLC (Jersey)(a)	38,527	521,656

VeriSign, Inc.	29,792	1,051,360

		6,125,057

IT Consulting & Other Services–4.2%
Accenture PLC, Class A (Ireland)	36,905	1,899,869

Cognizant Technology Solutions Corp., Class A(a)	27,000	2,075,490

International Business Machines Corp.	8,686	1,406,090

		5,381,449

Semiconductor Equipment–6.4%
Advanced Energy Industries, Inc.(a)	50,241	809,885

ASML Holding NV (Netherlands)	34,052	1,484,667

Cymer, Inc.(a)	25,284	1,279,371

Novellus Systems, Inc.(a)	117,267	4,685,989

		8,259,912

Semiconductors–17.4%
ARM Holdings PLC–ADR (United Kingdom)(b)	8,262	250,091

Atmel Corp.(a)	114,095	1,674,915

Avago Technologies Ltd. (Singapore)	68,282	2,320,905

Broadcom Corp., Class A	50,620	2,086,556

Cirrus Logic, Inc.(a)	44,384	1,036,366

Cypress Semiconductor Corp.(a)	46,046	965,124

Intel Corp.	106,503	2,286,620

Marvell Technology Group Ltd. (Bermuda)(a)	46,847	856,363

Micron Technology, Inc.(a)	156,033	1,736,647

Microsemi Corp.(a)	142,182	3,132,270

ON Semiconductor Corp.(a)	178,475	1,989,996

RF Micro Devices, Inc.(a)	78,301	587,258

Semtech Corp.(a)	72,234	1,710,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Technology Fund

	Number of
Description	Shares	Value

Semiconductors–(continued)

Skyworks Solutions, Inc.(a)	34,252	$1,231,017

Xilinx, Inc.	20,181	671,018

		22,535,647

Systems Software–13.2%
Ariba, Inc.(a)	74,738	2,313,141

Check Point Software Technologies Ltd. (Israel)(a)	94,961	4,732,856

CommVault Systems, Inc.(a)	20,320	742,290

Microsoft Corp.	89,176	2,370,298

Oracle Corp.	88,709	2,918,526

Red Hat, Inc.(a)	45,657	1,884,721

Rovi Corp.(a)	39,324	2,179,336

		17,141,168

Total Common Stocks–98.6% (Cost $94,558,950)		127,671,441

Money Market Funds–1.8%
Liquid Assets Portfolio–Institutional Class(c)	1,184,189	1,184,189

Premier Portfolio–Institutional Class(c)	1,184,189	1,184,189

Total Money Market Funds–1.8% (Cost $2,368,378)		2,368,378

Total Investments (excluding investments purchased with cash collateral from securities on loan)–100.4% (Cost $96,927,328)		130,039,819

Investments Purchased with Cash Collateral from Securities on Loan
Money Markets Funds–1.2%
Liquid Assets Portfolio–Institutional Class(c)(d) (Cost $1,629,465)	1,629,465	1,629,465

TOTAL INVESTMENTS–101.6% (Cost $98,556,793)		131,669,284

FOREIGN CURRENCY–0.0% (Cost $11)		12

LIABILITIES IN EXCESS OF OTHER ASSETS–(1.6%)		(2,102,658)

NET ASSETS–100.0%		$129,566,638

Investment Abbreviation:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2011.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1F.

Portfolio Composition

By sector, based on net assets

Information Technology	94.8%

Consumer Discretionary	2.6

Materials	1.2

Money Market Funds Plus Other Assets Less Liabilities	1.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Technology Fund

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

Assets:
Investments, at value (Cost $94,558,950)*	$127,671,441

Investments in affiliated money market funds, at value and cost	3,997,843

Total investments, at value (Cost $98,556,793)	131,669,284

Foreign currency (Cost $11)	12

Receivables:
Fund shares sold	295,804

Dividends	70,929

Prepaid expenses	9,330

Total assets	132,045,359

Liabilities:
Payables:
Collateral upon return of securities loaned	1,629,465

Fund shares repurchased	396,470

Accrued fees to affiliates	359,586

Accrued other operating expenses	92,684

Trustee deferred compensation and retirement plans	516

Total liabilities	2,478,721

Net assets	$129,566,638

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$284,092,524

Net unrealized appreciation	33,112,491

Accumulated undistributed net investment income (loss)	(700,583)

Accumulated net realized gain (loss)	(186,937,794)

Net assets	$129,566,638

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $98,207,753 and 17,026,783 shares of beneficial interest issued and outstanding)	$5.77

Maximum sales charge (5.50% of offering price)	0.34

Maximum offering price to public	$6.11

Class B shares:
Net asset value and offering price per share (based on net assets of $20,725,695 and 3,918,817 shares of beneficial interest issued and outstanding)	$5.29

Class C shares:
Net asset value and offering price per share (based on net assets of $10,611,204 and 2,007,327 shares of beneficial interest issued and outstanding)	$5.29

Class Y shares:
Net asset value and offering price per share (based on net assets of $21,986 and 3,796 shares of beneficial interest issued and outstanding)	$5.79

*	At February 28, 2011, securities with an aggregate value of $1,593,433 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Technology Fund

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $144)	$493,944

Dividends from affiliated money market funds (including securities lending income of $55,456)	56,729

Total income	550,673

Expenses:
Transfer agent fees — A, B, C and Y	535,017

Advisory fees	526,005

Distribution fees
Class A	108,612

Class B	101,922

Class C	47,025

Administrative services fees	24,795

Trustees’ and officers’ fees and benefits	7,602

Custodian fees	6,595

Other	33,719

Total expenses	1,391,292

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(140,036)

Net expenses	1,251,256

Net investment income (loss)	(700,583)

Realized and unrealized gain (loss):
Net realized gain	1,455,015

Unrealized appreciation (depreciation):
Beginning of the period	(7,054,655)

End of the period	33,112,491

Net unrealized appreciation during the period	40,167,146

Net realized and unrealized gain	41,622,161

Net increase in net assets from operations	$40,921,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Technology Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six months	For the year
	ended	ended
	February 28, 2011	August 31, 2010

From investment activities:
Net investment income (loss)	$(700,583)	$(2,060,899)

Net realized gain	1,455,015	2,895,747

Net unrealized appreciation (depreciation) during the period	40,167,146	(8,523,699)

Net increase in net assets from investment activities	40,921,578	(7,688,851)

From capital transactions:
Proceeds from shares sold	7,197,159	17,080,156

Cost of shares repurchased	(16,347,112)	(36,277,156)

Net change in net assets from capital transactions	(9,149,953)	(19,197,000)

Total increase (decrease) in net assets	31,771,625	(26,885,851)

Net assets:
Beginning of the period	97,795,013	124,680,864

End of the period (including accumulated net investment income (loss) of $(700,583) and $0, respectively)	$129,566,638	$97,795,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Technology Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$4.02		$4.37		$5.08		$5.75		$4.81		$4.89

Net investment income (loss)(a)	(0.03)		(0.07)		(0.05)		(0.08)		(0.09)		(0.09)

Net realized and unrealized gain (loss)	1.78		(0.28)		(0.66)		(0.59)		1.03		0.01

Total from investment operations	1.75		(0.35)		(0.71)		(0.67)		0.94		(0.08)

Net asset value, end of the period	$5.77		$4.02		$4.37		$5.08		$5.75		$4.81

Total return*	43.53	%(b)	(8.01	)%(b)	(13.98	)%(c)	(11.65	)%(c)	19.54	%(c)	(1.64	)%(c)

Net assets at end of the period (000’s omitted)	$98,208		$72,202		$87,209		$103,822		$102,881		$98,003

Ratio of expenses to average net assets*	1.95	%(d)	1.95%		1.95%		1.95%		2.27%		2.26%

Ratio of net investment income (loss) to average net assets*	(1.01	)%(d)	(1.44)%		(1.34)%		(1.41)%		(1.78)%		(1.79)%

Portfolio turnover(e)	31%		292%		31%		119%		113%		88%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.19	%(d)	2.25%		3.24%		2.13%		2.32%		N/A

Ratio of net investment income (loss) to average net assets	(1.25	)%(d)	(1.74)%		(2.63)%		(1.59)%		(1.83)%		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $87,746.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Technology Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$3.70		$4.05		$4.75		$5.39		$4.55		$4.66

Net investment income (loss)(a)	(0.04)		(0.10)		(0.07)		(0.11)		(0.13)		(0.12)

Net realized and unrealized gain (loss)	1.63		(0.25)		(0.63)		(0.53)		0.97		0.01

Total from investment operations	1.59		(0.35)		(0.70)		(0.64)		0.84		(0.11)

Net asset value, end of the period	$5.29		$3.70		$4.05		$4.75		$5.39		$4.55

Total return*	42.97	%(b)	(8.64	)%(b)	(14.56	)%(c)	(12.06	)%(c)	18.46	%(c)	(2.36	)%(c)

Net assets at end of the period (000’s omitted)	$20,726		$17,863		$27,552		$44,270		$90,337		$111,159

Ratio of expenses to average net assets*	2.70	%(d)	2.70%		2.70%		2.70%		3.04%		3.03%

Ratio of net investment income (loss) to average net assets*	(1.75	)%(d)	(2.19)%		(2.11)%		(2.20)%		(2.56)%		(2.56)%

Portfolio turnover(e)	31%		292%		31%		119%		113%		88%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.94	%(d)	3.00%		3.99%		2.91%		3.09%		N/A

Ratio of net investment income (loss) to average net assets	(1.99	)%(d)	(2.49)%		(3.40)%		(2.41)%		(2.61)%		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,594.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Technology Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months ended
	February 28,		Year ended August 31,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$3.70		$4.05		$4.74		$5.39		$4.55		$4.66

Net investment income (loss)(a)	(0.04)		(0.10)		(0.07)		(0.11)		(0.13)		(0.12)

Net realized and unrealized gain (loss)	1.63		(0.25)		(0.62)		(0.54)		0.97		0.01

Total from investment operations	1.59		(0.35)		(0.69)		(0.65)		0.84		(0.11)

Net asset value, end of the period	$5.29		$3.70		$4.05		$4.74		$5.39		$4.55

Total return*	42.97	%(b)	(8.64	)%(b)	(14.56	)%(c)	(12.06	)%(c)	18.46	%(c)	(2.36	)%(c)

Net assets at end of the period (000’s omitted)	$10,611		$7,715		$9,920		$13,233		$17,915		$23,977

Ratio of expenses to average net assets*	2.70	%(d)	2.70%		2.70%		2.70%		3.05%		3.03%

Ratio of net investment income (loss) to average net assets*	(1.76	)%(d)	(2.19)%		(2.10)%		(2.18)%		(2.57)%		(2.56)%

Portfolio turnover(e)	31%		292%		31%		119%		113%		88%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	2.94	%(d)	3.00%		3.99%		2.90%		3.10%		N/A

Ratio of net investment income (loss) to average net assets	(2.00	)%(d)	(2.49)%		(3.40)%		(2.38)%		(2.61)%		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,499.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A= Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Technology Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Sharesˆ
			October 15. 2009
	Six months ended		(commencement
	February 28,		of operations) to
	2011		August 31, 2010

Net asset value, beginning of the period	$4.03		$4.72

Net investment income (loss)(a)	(0.02)		(0.05)

Net realized and unrealized gain (loss)	1.78		(0.64)

Total from investment operations	1.76		(0.69)

Net asset value, end of the period	$5.79		$4.03

Total return*(b)	43.67%		(14.62)%

Net assets at end of the period (000’s omitted)	$22		$15

Ratio of expenses to average net assets*	1.70	%(c)	1.70%

Ratio of net investment income (loss) to average net assets*	(0.76	)%(c)	(1.21)%

Portfolio turnover(d)	31%		292%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.94	%(c)	2.00%

Ratio of net investment income (loss) to average net assets	(1.00	)%(c)	(1.51)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $19.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Technology Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust II. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is capital appreciation.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

13        Invesco Van Kampen Technology Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

14        Invesco Van Kampen Technology Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
G.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.90%

Next $500 million	0.85%

Over $1 billion	0.80%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.95%, 2.70%, 2.70%, and 1.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine

15        Invesco Van Kampen Technology Fund

items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended February 28, 2011, the Adviser waived advisory fees of $138,868.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended February 28, 2011, expenses incurred under the plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended February 28, 2011, IDI advised the Fund that IDI retained $5,550 in front-end sales commissions from the sale of Class A shares and $4, $14,383 and $3,352 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$131,669,284	$—	$—	$131,669,284

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or

16        Invesco Van Kampen Technology Fund

common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2011, the Fund engaged in securities purchases of $2,530 and securities sales of $0, which resulted in net realized gains (losses) of $0.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,168.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2011, the Fund paid legal fees of $850 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2011	$182,696,360

August 31, 2017	5,353,236

Total capital loss carryforward	$188,049,596

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2011 was $35,174,895 and $45,564,179, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,268,575

Aggregate unrealized (depreciation) of investment securities	(499,297)

Net unrealized appreciation of investment securities	$32,769,278

Cost of investments for tax purposes is $98,900,006.

17        Invesco Van Kampen Technology Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	February 28, 2010(a)				August 31, 2010
	Shares		Amount		Shares		Amount

Sales:
Class A	1,169,767	(b)	$6,142,444	(b)	3,065,464	(b)	$14,601,499	(b)

Class B	98,782		431,406		440,676		1,955,610

Class C	128,628		623,309		111,502		505,537

Class Y	-0-		-0-		3,796		17,510

Total sales	1,397,177		$7,197,159		3,621,438		$17,080,156

Repurchases:
Class A	(2,113,197)		$(10,599,823)		(5,046,562)		$(23,750,578)

Class B	(1,010,927	)(b)	(4,768,508	)(b)	(2,407,953	)(b)	(10,480,113	)(b)

Class C	(208,778)		(978,781)		(472,855)		(2,046,465)

Class Y	-0-		-0-		-0-		-0-

Total repurchases	(3,332,902)		$(16,347,112)		(7,927,370)		$(36,277,156)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the shares outstanding of the Fund are owned by Invesco or an investment adviser under common control.
(b)	Includes automatic conversion of 626,539 Class B shares into 575,398 Class A shares at a value of $2,964,242 and 676,072 Class B shares into 623,733 Class A shares at a value of $2,880,090 for the six months ended February 28, 2011 and the year ended August 31, 2010, respectively.

NOTE 11— Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Technology Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in May 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

18        Invesco Van Kampen Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010 through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
A	$1,000.00	$1,435.30	$11.77	$1,015.12	$9.74	1.95%

B	1,000.00	1,429.70	16.27	1,011.41	13.47	2.70

C	1,000.00	1,429.70	16.27	1,011.41	13.47	2.70

Y	1,000.00	1,436.70	10.27	1,016.36	8.50	1.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2010 through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Van Kampen Technology Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-TEC-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:      AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 9, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 9, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	May 9, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.